Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss - Summary of Net Gains Or Losses On Financial Instruments At Fair Value Through Profit Or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	₩ 29,737,506	₩ 23,613,894	₩ 31,964,811
Losses on financial instruments at fair value through profit or loss	28,407,965	21,119,936	33,862,294
Net gains(loss) on financial instruments at fair value through profit or loss	1,329,541	2,493,958	(1,897,483)
Debt securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	3,571,736	3,904,088	2,237,037
Losses on financial instruments at fair value through profit or loss	1,491,166	1,106,981	3,987,760
Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	4,322,369	4,722,698	2,773,096
Losses on financial instruments at fair value through profit or loss	2,408,348	1,479,950	4,882,968
Equity securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	750,633	818,610	536,059
Losses on financial instruments at fair value through profit or loss	917,182	372,969	895,208
Swaps
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	5,053,285	7,195,387	11,772,928
Losses on financial instruments at fair value through profit or loss	5,170,159	7,439,802	10,747,221
Currency
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	17,434,391	9,230,401	15,006,105
Losses on financial instruments at fair value through profit or loss	18,093,278	9,271,983	15,154,428
Stock or stock index
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	2,394,867	2,027,294	1,986,668
Losses on financial instruments at fair value through profit or loss	2,120,380	2,164,455	2,485,340
Credit
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	46,619	41,234	78,638
Losses on financial instruments at fair value through profit or loss	43,821	44,971	68,324
Commodity
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	63,666	30,829	33,576
Losses on financial instruments at fair value through profit or loss	57,086	42,150	30,167
Others
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	64,960	173,215	199,022
Losses on financial instruments at fair value through profit or loss	155,760	166,403	430,069
Derivatives held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	25,057,788	18,698,360	29,076,937
Losses on financial instruments at fair value through profit or loss	25,640,484	19,129,764	28,915,549
Financial Liabilities At Fair Value Through Profit Or Loss That Meet Definition Of Held For Trading, Category [Member]
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	356,827	192,334	114,526
Losses on financial instruments at fair value through profit or loss	358,441	509,835	63,571
Other financial instruments
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	522	502	252
Losses on financial instruments at fair value through profit or loss	₩ 692	₩ 387	₩ 206